Document and Entity Information	3 Months Ended
Apr. 30, 2012
Document and Entity Information
Entity Registrant Name	Alternative Energy Partners, Inc.
Document Type	10-Q
Document Period End Date	Apr 30, 2012
Amendment Flag	false
Entity Central Index Key	0001446896
Current Fiscal Year End Date	--07-31
Entity Common Stock, Shares Outstanding	106,216,194
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	No
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3

CONSOLIDATED BALANCE SHEETS (USD $)	Apr. 30, 2012		Jul. 31, 2011
Current Assets
Cash	$ 0		$ 337
Deferred loan costs	0	[1]	7,625
Total Current Assets	0		7,962
Noncurrent Assets
Intangible assets	77,500	[2]	85,000
Advances	15,000		0
Goodwill	2,875		2,875
Total Noncurrent Assets	95,375		87,875
Total Assets	95,375		95,837
Current Liabilities
Accounts payable and accrued liabilities	162,157		75,812
Payroll liabilities	7,322		7,322
Loans payable	12,500		12,500
Notes payable	96,876	[3]	77,006
Due to related party	2,374		2,374
Accrued interest payable	15,121		7,995
Total Current Liabilities	296,350		183,009
Total Liabilities	296,350		183,009
Stockholder's Equity (Deficit)
Common Stock	106,217	[4]	12,836
Preferred Stock	0	[5]	0
Additional paid in capital	6,409,860		6,231,010
Deficit accumulated during the development stage	(6,717,052)		(6,331,018)
Total Stockholders' Equity (Deficit)	(200,975)		(87,171)
Total Liabilities and Stockholders' Equity (Deficit)	$ 95,375		$ 95,837

[1]	Net of accumulated amortization of $18,550 and $10,925
[2]	Solar generation technology (net)
[3]	Net of debt discount of $89,582 and $183,494
[4]	$0.001 par value, 250,000,000 shares authorized, 106,216,193 and 12,835,864 shares issued and outstanding
[5]	$0.001 par value, 5,000,000 shares authorized

CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) (USD $)	Apr. 30, 2012	Jul. 31, 2011
Common stock, par value	$ 0.001	$ 0.001
Common Shares authorized	250,000,000	100,000,000
Common Shares issued	106,216,193	12,835,864
Common Shares outstanding	106,216,193	12,835,864
Preferred stock, par value	$ 0.001	$ 0
Preferred Shares authorized	5,000,000	0
Preferred Shares issued	0	0
Preferred Shares outstanding	0	0

CONSOLIDATED STATEMENT OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		48 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2012
Net Income (Loss)
Revenues	$ 0	$ 0	$ 0	$ 0	$ 0
General & Administrative
Consulting	30,000	35,845	90,000	2,609,345	3,765,231
Impairment loss	0	0	0	0	2,099,000
Administrative fees	0	0	0	0	130,000
Marketing	0	0	64,155	0	129,155
Professional fees	15,000	13,420	29,500	45,780	110,296
Officer salaries	0	0	0	26,654	57,414
Rent	0	0	0	0	9,000
General and administrative	7,938	29,648	23,132	77,999	115,605
Total Expenses	52,938	78,913	206,787	2,759,778	6,415,701
Loss from operations	(52,938)	(78,913)	(206,787)	(2,759,778)	(6,415,701)
Other income (expense)
Interest, net	(31,405)	(26,491)	0	0	0
Income (loss) before income taxes	(84,343)	(105,404)	(386,034)	(2,860,617)	(6,717,052)
Income taxes	0	0	0	0	0
Net income (loss)	$ (84,343)	$ (105,404)	$ (386,034)	$ (2,860,617)	$ (6,717,052)
Earnings Per Share:
Net loss per common share (basic and diluted)	$ 0	$ (0.01)	$ 0	$ (0.31)
Weighted average number of common shares outstanding
Weighted average number of shares outstanding during the period - basic and diluted	80,603,239	9,139,543	80,603,239	9,139,543	80,603,239

STATEMENT OF STOCKHOLDERS' EQUITY (USD $)	Total		Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)
Stockholders' Equity at Apr. 27, 2008
Stock issued during period, Value, founder shares	$ 2,200		$ 5,280	$ (3,080)	$ 0
Stock issued during period, Shares, founder shares	5,280,000		5,280,000	0	0
Stock issued during period, Value	112,250		60	112,190	0
Stock issued during period, Shares	59,760		59,760	0	0
Stock issued during period, Value, services	3,505,131		1,781	3,503,350	0
Stock issued during period, Shares, services	1,780,876		1,780,876	0	0
Cancellation of common stock, Value	0		(1,800)	1,800	0
Cancellation of common stock, Shares	(1,800,000)		(1,800,000)	0	0
Adjustments to paid in capital other	300,870	[1]	0	300,870	0
Stock issued during period, Value, acquisitions	2,199,375		5,620	2,193,755	0
Stock issued during period, Shares, acquisitions	5,620,000		5,620,000	0	0
Stock issued during period, Value, conversion of notes	124,021		1,895	122,125	0
Stock issued during period, Shares, conversion of notes	1,894,844		1,894,844	0	0
Net income (loss) qualified	(6,331,018)		0	0	(6,331,018)
Stockholders' Equity at Jul. 31, 2011	(87,171)		12,836	6,231,010	(6,331,018)
Shares issued, at Jul. 31, 2011	12,835,480		12,835,480	0	0
Adjustments to paid in capital other	77,354	[2]	0	77,354	0
Stock issued during period, Value, conversion of notes	194,878		93,381	101,497	0
Stock issued during period, Shares, conversion of notes	93,380,714		93,380,714	0	0
Net income (loss) qualified	(386,035)		0	0	(386,034)
Stockholders' Equity at Apr. 30, 2012	$ (200,975)		$ 106,216	$ 6,409,861	$ (6,717,052)
Shares issued, at Apr. 30, 2012	106,216,194		106,216,194	0	0

[1]	Expenses paid by shareholder
[2]	Beneficial conversion feature-notes payable

STATEMENT OF CASH FLOWS (USD $)	3 Months Ended		9 Months Ended		48 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2012
Net Income (loss)	$ (84,343)	$ (105,404)	$ (386,034)	$ (2,860,617)	$ (6,717,052)
Amortization			184,725	101,774	321,384
Impairment loss	0	0	0	0	2,099,000
Stock issed for services			0	2,530,761	3,505,131
Services paid by shareholder			0	0	5,945
Deferred loan costs			0	(4,583)	(18,550)
Accounts payable and accrued expenses			116,346	12,565	302,157
Other liabilities			0	7,050	0
Accrued liabilities			0	0	7,322
Accrued interest payable			7,126	8,065	19,140
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES			(77,837)	(204,985)	(475,524)
Due from related party	(15,000)	0	(15,000)	0	(15,000)
NET CASH PROVIDED BY INVESTING ACTIVITIES			(15,000)	0	(15,000)
Proceeds from convertible notes payable			92,500	231,500	375,500
Proceeds from related party			0	(26,464)	2,374
Issuance of Common Stock			0	0	112,650
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES			92,500	205,036	490,524
Increase (Decrease) in cash and cash equivalents			(337)	51	0
Cash and Cash Equivalents, at Carrying Value, Beginning Balance			337	163	0
Cash and Cash Equivalents, at Carrying Value, Ending Balance	0	214	0	214	0
Interest	(31,405)	(26,491)	0	0	0
Income taxes, net			0	0	0
Acquisitions for common stock			0	2,100,000	2,199,375
Conversion of notes payable to stock			159,870	0	316,542
Conversion of accrued interest to stock	4,019	0	4,019	0	4,019
Accounts payable converted to notes payable	$ 140,000	$ 0	$ 140,000	$ 0	$ 140,000

Organization, Consolidation and Presentation of Financial Statements	3 Months Ended
Apr. 30, 2012
Organization, Consolidation and Presentation of Financial Statements
Nature of Operations [Text Block]

Nature of Operations

Alternative Energy Partners, Inc. (the “Company”) was incorporated in the State of Florida on April 28, 2008.

The Company is involved in the alternative energy sector. The Company has acquired and is seeking to acquire additional emerging growth companies to meet growing demands worldwide in the alternative energy sector. The Company currently has four subsidiaries, Sunarias Corporation (“Sunarias”) acquired during the fiscal year ended July 31, 2010; SkyNet Energy Systems, Inc., and Shovon, LLC, acquired during the fiscal year ended July 31, 2011; and Élan Energy Corp. (“Élan”), incorporated as a wholly-owned subsidiary on September 13, 2010.

Sunarias

Sunarias is a California corporation engaged in thermal and solar energy management. Sunarias marries absorption chilling and solar thermal technologies to provide commercial buildings with energy efficiency at a lower cost. Sunarias intends to assist commercial entities in hedging against extraordinary utility costs, and may be appropriate for use by schools, hospitals, or municipal buildings, among others.

Shovon, LLC

On July 7, 2010, the Company acquired Shovon, LLC a California Limited Liability Company, from Healthcare of Today, Inc., the Company’s former majority shareholder (“Healthcare”), in exchange for 1,500,000 (75,000,000 pre-split) shares of Company common stock.

SkyNet Energy

On August 19, 2010, the Company acquired SkyNet Energy Systems, Inc (“SkyNet”), a Florida Corporation, from Healthcare of Today, Inc., the Company’s former majority shareholder (“Healthcare”), in exchange for 600,000 (30,000,000 pre-split) shares of Company common stock.

Elán

Elán Energy, Inc. a wholly-owned subsidiary of the Company was formed in September 2010 to manage the Company’s commercial HVAC and related operations.  It is actively engaged in the acquisition of commercial mechanical contractors and expects to complete several acquisitions in the next fiscal quarter of the Company.

Consolidation, Policy [Policy Text Block]

Principles of Consolidation

The accompanying consolidated financial statements include Alternative Energy Partners, Inc. and its wholly-owned subsidiaries described above. All intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates, Policy [Policy Text Block]

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. A significant estimate in 2012 and 2011 included a 100% valuation allowance for deferred tax assets arising from net operating losses incurred since inception.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ materially from estimates.

Development Stage Enterprises

Development Stage

The Company's financial statements are presented as those of a development stage enterprise. Activities during the development stage primarily include equity based financing and further implementation of the business plan. The Company has not generated any significant revenues since inception.

Basis of Financial Statement Presentation in Chapter 11

The accompanying unaudited interim financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and the rules and regulations of the United States Securities and Exchange Commission for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all the information and footnotes necessary for a comprehensive presentation of financial position, results of operations, or cash flows. It is management's opinion, however, that all material adjustments (consisting of normal recurring adjustments) have been made which are necessary for a fair financial statement presentation.

The unaudited interim financial statements should be read in conjunction with the Company’s Annual Report on Form 10-K, which contains the audited financial statements and notes thereto, together with Management’s Discussion and Analysis, for the year ended July 31, 2011. The interim results for the period ended April 30, 2012 are not necessarily indicative of results for the full fiscal year. Notes to the Consolidated Financial Statements, which would substantially duplicate disclosures contained in the audited financials for the fiscal year 2011 as reported in Form 10-K, have been omitted.

Going Concern Note

As reflected in the accompanying financial statements, the Company has a net loss of $386,034 net cash used in operations of $77,837 for the nine months ended April 30, 2012; and deficit accumulated during the development stage of $6,717,052 at April 30, 2012.

These factors, among others, raise doubt about the Company’s ability to continue as a going concern. The accompanying financial statements do not include any adjustments related to recoverability and classification of asset carrying amounts or the amount and classification of liabilities that might result should the Company be unable to continue as a going concern.

In response to these problems, management has taken the following actions:

·	The Company is seeking third party debt and/or equity financing;
·	The Company is cutting operating costs, and
·	As described in Note 8, the Company has been involved in numerous acquisitions with the intent of achieving a level of profitability

Accounting Changes and Error Corrections	3 Months Ended
Apr. 30, 2012
Accounting Changes and Error Corrections
Accounting Changes and Error Corrections [Text Block]

Recent Accounting Pronouncements

The Company continually assesses any new accounting pronouncements to determine their applicability to the Company. Where it is determined that a new accounting pronouncement affects the Company’s financial reporting, the Company undertakes a study to determine the consequence of the change to its financial statements and assures that there are proper controls in place to ascertain that the Company’s financials properly reflect the change.

Risks and Uncertainties	3 Months Ended
Apr. 30, 2012
Risks and Uncertainties
Concentration Risk Disclosure [Text Block]

Risks and Uncertainties

The Company intends to operate in an industry that is subject to rapid technological change. The Company's operations will be subject to significant risk and uncertainties including financial, operational, technological, regulatory and other risks associated with a development stage company, including the potential risk of business failure.

Accounting Policies	3 Months Ended
Apr. 30, 2012
Accounting Policies
Cash and Cash Equivalents, Policy [Policy Text Block]

Cash and Cash Equivalents

The Company considers all highly liquid instruments purchased with a maturity of three months or less to be cash equivalents. At April 30, 2012 and July 31, 2011, respectively, the Company had no cash equivalents.

The Company minimizes its credit risk associated with cash by periodically evaluating the credit quality of its primary financial institution. The balance at times may exceed federally insured limits. At April 30, 2012 and July 31, 2011, respectively, there were no balances that exceeded the federally insured limit.

Transfers and Servicing of Financial Assets, Policy [Policy Text Block]

Share Based Payments

Generally, all forms of share-based payments, including stock option grants, restricted stock grants and stock appreciation rights, are measured at their fair value on the awards’ grant date, and based on the estimated number of awards that are ultimately expected to vest. Share-based payment awards issued to non-employees for services rendered are recorded at either the fair value of the services rendered or the fair value of the share-based payment, whichever is more readily determinable. The expense resulting from share-based payments are recorded as a component of general and administrative expense.

Goodwill and Intangible Assets, Policy [Policy Text Block]

Intangible Assets

Intangible assets are stated at cost less accumulated amortization and, if impaired, at fair value. They are amortized in accordance with the relevant income stream or by using the straight line method over their useful lives from the time they are first available for use. The estimated useful lives vary according to the specific asset but are typically: 1 to 12 years for customer contracts and relationships; 3 to 8 years for capitalized software; 3 to 10 years for patents, trademarks and licenses; and 3 to 8 years for capitalized development currently being amortized.

Intangible assets which are not yet being amortized are subject to annual impairment reviews.

Goodwill

Goodwill arises on the acquisition of a business when the fair value of the consideration given exceeds the fair value attributed to the net assets acquired (including contingent liabilities). It is subject to annual impairment reviews.

Stockholders' Equity, Policy [Policy Text Block]

On January 15, 2012, the Company amended its articles of incorporation to increase authorized common stock to 250,000,000 shares and authorize 5,000,000 in preferred shares.

During the nine months ended April 30, 2012, the Company converted $194,878 in notes into 93,190,993 shares of common stock.

As a result of these transactions, there were 106,216,193 common shares issued and outstanding and no preferred shares authorized at April 30, 2012.

At April 30, 2012, the Company’s former majority shareholder held 462,167 common shares.

Earnings Per Share, Policy [Policy Text Block]

Earnings per Share

In accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (‘ASC”) Topic 260, “Earnings per Share,”  Basic earnings per share (“EPS”) is computed by dividing net loss available to common stockholders by the weighted average number of common shares outstanding during the period, excluding the effects of any potentially dilutive securities. Diluted EPS gives effect to all dilutive potential of shares of common stock outstanding during the period including stock options or warrants, using the treasury stock method (by using the average stock price for the period to determine the number of shares assumed to be purchased from the exercise of stock options or warrants), and convertible debt or convertible preferred stock, using the if-converted method. Diluted EPS excludes all dilutive potential of shares of common stock if their effect is anti-dilutive. The computation of basic and diluted loss per share for the period from April 28, 2008 (inception) to April 30, 2012, is equivalent since the Company has had continuing losses.

Lease, Policy [Policy Text Block]

The Company currently occupies office space in Merritt Island, Florida sub-leased from a consultant which also provides financial, accounting, compliance and other support services to the Company on a three year consulting agreement.  The rent payable under the consulting agreement is not separately stated and is included in the monthly consulting fee payable for the services agreed.  The services include use of office equipment, software, servers, and office personnel of the consultant, as well as use of the consultant’s offices as the mailing address for the Company.

Segment Reporting, Policy [Policy Text Block]	Segment Information During the three and nine months ended April 30, 2012 and 2011, the Company only operated in one segment; therefore, segment information has not been presented.
Subsequent Events, Policy [Policy Text Block]

Acquisition:

Clarrix Energy, LLC

The Company has entered into an acquisition agreement dated March 12, 2012 to acquire Clarrix Energy, LLC from its sole member, Élan Energy & Water, Inc., a related party, for a total of forty million (40,000,000) common shares and 5,000,000 Series A Convertible Preferred Shares of the Company.  The acquisition closed on May 30, 2012.  When issued, the Series A Convertible Preferred Stock will be a voting stock which votes on a par with the common shares except that the Series A Preferred always has a vote equal to 51 percent of the total votes eligible to vote on any matter, and is convertible at the election of the holder into 51 percent of the resulting common shares outstanding at the time of the election to convert.

Clarrix Energy, LLC provides energy consultative and brokerage services to business of all sizes. The objective of these services is to decrease utility costs in as many ways as possible for every client. The company currently has agreements with energy suppliers in 10 states, and is in pursuit of additional supply partners.

Clarrix Energy was founded in 2011 by a management team composed of a diverse group of highly skilled executives with broad base of skills medicine, finance, web development, and retail.  The company’s initial source of revenue is from commissions generated by saving businesses from 1 to 25% on their utility bills. Management will be diligently searching for products and services for clients, including solar, surge protection, lighting and more.

The deregulation of energy by the federal government has created multiple opportunities in the energy sector. Multiple states allow businesses and consumers to select the supplier of their commodity (gas or electricity).  This, of course, is intended to give business the opportunity to save on their utility costs.

The company will be focusing on a creative online strategy to attract and manage clients. Management is developing a sales force in all areas their supply agreements allow. Management plans to technology and state-of-the-art web and social networking strategies to maximize lead generation and minimize advertising costs.

Share issues:

During May of 2012, the Company converted $10,678 of notes payable into 22,135,354 common shares.

During May of 2012, the Company issued 40,000,000 common shares to acquire Clarrix Energy as referenced in Note 8 above.

As a result of these transactions, there were 168,351,547 common shares outstanding at June 14, 2012.

Debt	3 Months Ended
Apr. 30, 2012
Debt
Short-term Debt [Text Block]

The following details the significant terms and balances of convertible notes payable, net of debt discounts:

April 30, 2012 (unaudited)	July 31, 2011 (unaudited)

On December 23, 2010, the Company issued its promissory note in the amount of $53,000 to an unrelated third party for additional working capital.  The note was due September 24, 2011 and carried interest at 8 percent per annum, payable at maturity.  The note was convertible into common stock of the Company after six months, at the election of the Holder, at 58 percent of the average of the three lowest closing bid prices of the common stock for the ten trading days prior to the date of the election to convert.  The carrying amount of the debt discount was $0 and $6,646, respectively. The note was fully converted at April 30, 2012.

$ -	$ 26,354

On March 9, 2011, the Company issued its promissory note in the amount of $35,000 to an unrelated third party for additional working capital.  The note was due December 7, 2011 and carries interest at 8 percent per annum, payable at maturity.  The note is convertible into common stock of the Company after six months, at the election of the Holder, at 58 percent of the average of the three lowest closing bid prices of the common stock for the ten trading days prior to the date of the election to convert.  The carrying amount of the debt discount was $0 and $25,345, respectively. The note was fully converted at April 30, 2012.

-	9,655

On March 15, 2011, the Company issued its promissory note in the amount of $50,000 to an unrelated third party for additional working capital. The note is due March 14, 2012 and carries interest at 10 percent per annum, payable at maturity. The note is convertible into common stock of the Company at any time before the due date, at the election of the Holder, at 60 percent of the average of the three lowest closing bid prices of the common stock for the ten trading days prior to the date of the election to convert. The carrying amount of the debt discount was $0 and $22,492, respectively.	10,678	27,508

On June 13, 2011, the Company issued a promissory note in the amount of $32,500 to an unrelated third party for additional working capital.  The note was due March 15, 2012 and carries interest at 8 percent per annum, payable at maturity.  The note is convertible into common stock of the Company after six months, at the election of the Holder, at 58 percent of the average of the three lowest closing bid prices of the common stock for the ten trading days prior to the date of the election to convert.  The carrying amount of the debt discount was $0 and $23,534, respectively. This note was fully converted at April 30, 2012.

	-	8,966
On June 30, 2011, the Company issued a promissory note in the amount of $50,000 to an unrelated third party for additional working capital. The note is due December 31, 2012 and carries interest at 2 percent per annum, payable at maturity. The note is convertible into common stock of the Company at any time after issuance of the note, at the election of the Holder, at $0.013 per share. The carrying amount of the debt discount was $7,361 and $45,695, respectively.	42,639	4,305

On July 31, 2011, the Company issued six (6) promissory notes totaling $60,000 to an unrelated third party for additional working capital. The notes are due December 31, 2012 and carries interest at 2 percent per annum, payable at maturity. The note is convertible into common stock of the Company at any time after issuance of the note, at the election of the Holder, at $0.013 per share. The carrying amount of the debt discount was $3,280 and $59,784, respectively.	-	218
On February 7, 2012, the Company issued a promissory note in the amount of $32,500 to an unrelated third party for additional working capital. The note is due November 9, 2012 and carries interest at 8 percent per annum, payable at maturity. The note is convertible into common stock of the Company after six months, at the election of the Holder, at 55 percent of the average of the three lowest closing bid prices of the common stock for the ten trading days prior to the date of the election to convert. The carrying amount of the debt discount was $32,500 and $0, respectively.	-	-
On March 8, 2012, the Company issued a promissory note in the amount of $32,500 to an unrelated third party for additional working capital. The note is due December 12, 2012 and carries interest at 8 percent per annum, payable at maturity. The note is convertible into common stock of the Company after six months, at the election of the Holder, at 55 percent of the average of the three lowest closing bid prices of the common stock for the ten trading days prior to the date of the election to convert. The carrying amount of the debt discount was $32,500 and $0, respectively.	-	-
On February 21, 2012, , the Company issued a promissory note in the amount of $27,500. The note is due February 21, 2015 and carries interest at 9 percent per annum, payable at maturity. The note is convertible into common stock of the Company 180 days after issuance of the note, at the election of the Holder, at 80% of the closing price on the date of the debenture ($0.0019). The carrying amount of the debt discount was $10,450 and $0, respectively.	17,050	-

On December 1, 2011, the converted accounts payable into a promissory note totaling $30,000. The note is due November 9, 2012 and carries interest at 8 percent per annum, payable at maturity. The note is convertible into common stock of the Company 180 days after issuance of the note, at the election of the Holder, at 45% of the average lowest three (3) trading prices for the common stock during the ten (10) day trading period prior to the conversion date. The carrying amount of the debt discount was $3,491 and $0, respectively.	26,509	-
	$ 96,876	$ 77,006

Fair Value Measures and Disclosures	3 Months Ended
Apr. 30, 2012
Fair Value Measures and Disclosures
Fair Value Disclosures [Text Block]

Fair Value of Financial Instruments

The carrying amounts of the Company’s short-term financial instruments, including accounts payable and accrued liabilities, approximate fair value due to the relatively short period to maturity for these instruments.

Fair Value Measurement

The fair value of the Company's financial assets and liabilities reflects the Company's estimate of amounts that it would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from sources independent from the Company) and to minimize the use of unobservable inputs (the Company's assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:

Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:

Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on the Company's assessment of the assumptions that market participants would use in pricing the asset or liability.

At April 30, 2012, and July 31, 2011, respectively the Company has no instruments that require additional disclosure.